Cover Page	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	FIRST WESTERN FINANCIAL, INC.
Entity Incorporation, State or Country Code	CO
Entity File Number	001-38595
Entity Tax Identification Number	37-1442266
Entity Address, Address Line One	1900 16th Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	531.8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MYFW
Security Exchange Name	NASDAQ
Entity Central Index Key	0001327607
Amendment Flag	false